Retirement Benefit Obligation - Disclosure of Net Liability of Defined Benefit Plan (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net liability of defined benefit plan	$ 13	$ 14
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net liability of defined benefit plan	13	14	$ 11
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net liability of defined benefit plan	$ 0	$ 0